Income Taxes Unrecognized tax benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits	$ 39	$ 36	$ 51
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	6	4
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	(8)	(9)	$ (3)
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	(2)
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation	$ 0	$ (1)